SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statement [Line Items]
Revenue from product sales	$ 4,427	$ 3,525	$ 3,336
Cost of sales	(2,699)	(2,626)	(2,584)
(Loss) gain on non-hedge derivatives and other commodity contracts	(19)	5	(2)
Gross profit	1,709	904	750
Corporate administration, marketing and other income (expenses)	(68)	(82)	(76)
Exploration and evaluation costs	(124)	(112)	(98)
Impairment, derecognition of assets and profit (loss) on disposal	(1)	(6)	(7)
Other income (expenses)	(57)	(83)	(79)
Operating profit	1,459	621	490
Interest income	27	14	8
Dividend received	2	0	2
Foreign exchange and other gains (losses)	0	(12)	(9)
Finance costs and unwinding of obligations	(177)	(172)	(168)
Share of associates and joint ventures’ profit (loss)	278	168	122
Equity gain (loss) in subsidiaries	0	0	0
Loss before taxation	1,589	619	445
Taxation	(625)	(250)	(212)
Profit (loss) after taxation from continuing operations	964	369	233
Discontinued operations
Profit (loss) from discontinued operations	7	(376)	(83)
Profit (loss) after discontinued operations			150
Profit (loss) for the year	971	(7)	150
Equity shareholders
- Continuing operations	946	364	216
- Discontinued operations	7	(376)	(83)
Non-controlling interests
- Continuing operations	18	5	17
Comprehensive income (loss)	1,095	7	9
Comprehensive (income) loss attributable to non-controlling interests	(18)	(5)	(17)
Comprehensive income (loss) attributable to AngloGold Ashanti	1,121	378	75
Repayment of borrowings	(2,357)	(165)	(967)
Consolidation adjustments
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
(Loss) gain on non-hedge derivatives and other commodity contracts	(5)	0	0
Gross profit	(5)	0	0
Corporate administration, marketing and other income (expenses)	(7)	(18)	(31)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	0	3	1
Other income (expenses)	3	(211)	(9)
Operating profit	(9)	(226)	(39)
Interest income	0	0	0
Dividend received	0		0
Foreign exchange and other gains (losses)	0	0	0
Finance costs and unwinding of obligations	16	6	0
Share of associates and joint ventures’ profit (loss)	(166)	14	9
Equity gain (loss) in subsidiaries	(2,389)	(1,117)	(632)
Loss before taxation	(2,548)	(1,323)	(662)
Taxation	0	0	0
Profit (loss) after taxation from continuing operations	(2,548)	(1,323)	(662)
Discontinued operations
Profit (loss) from discontinued operations	45	0	0
Profit (loss) after discontinued operations			(662)
Profit (loss) for the year	(2,503)	(1,323)	(662)
Equity shareholders
- Continuing operations	(2,548)	(1,323)	(662)
- Discontinued operations	45	0	0
Non-controlling interests
- Continuing operations	0	0	0
Comprehensive income (loss)	(2,660)	(1,330)	(604)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Repayment of borrowings	0	0	0
AngloGold Ashanti (the “Guarantor”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	(1)	(2)
(Loss) gain on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	0	(1)	(2)
Corporate administration, marketing and other income (expenses)	(38)	(41)	(12)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	0	0	0
Other income (expenses)	(16)	(10)	(10)
Operating profit	(54)	(52)	(24)
Interest income	3	3	0
Dividend received	9		2
Foreign exchange and other gains (losses)	(3)	0	0
Finance costs and unwinding of obligations	(11)	(16)	(16)
Share of associates and joint ventures’ profit (loss)	0	0	5
Equity gain (loss) in subsidiaries	1,126	302	142
Loss before taxation	1,070	237	109
Taxation	(74)	32	23
Profit (loss) after taxation from continuing operations	996	269	132
Discontinued operations
Profit (loss) from discontinued operations	(43)	(281)	1
Profit (loss) after discontinued operations			133
Profit (loss) for the year	953	(12)	133
Equity shareholders
- Continuing operations	996	269	132
- Discontinued operations	(43)	(281)	1
Non-controlling interests
- Continuing operations	0	0	0
Comprehensive income (loss)	1,077	2	(8)
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Repayment of borrowings	(193)	(124)	(570)
IOMco (the “Issuer”)
Condensed Income Statement [Line Items]
Revenue from product sales	0	0	0
Cost of sales	0	0	0
(Loss) gain on non-hedge derivatives and other commodity contracts	0	0	0
Gross profit	0	0	0
Corporate administration, marketing and other income (expenses)	(15)	(6)	(20)
Exploration and evaluation costs	0	0	0
Impairment, derecognition of assets and profit (loss) on disposal	0	(3)	1
Other income (expenses)	(4)	3	10
Operating profit	(19)	(6)	(9)
Interest income	7	6	4
Dividend received	0		0
Foreign exchange and other gains (losses)	1	(4)	(6)
Finance costs and unwinding of obligations	(119)	(106)	(107)
Share of associates and joint ventures’ profit (loss)	0	0	0
Equity gain (loss) in subsidiaries	1,263	815	490
Loss before taxation	1,133	705	372
Taxation	0	0	0
Profit (loss) after taxation from continuing operations	1,133	705	372
Discontinued operations
Profit (loss) from discontinued operations	0	0	0
Profit (loss) after discontinued operations			372
Profit (loss) for the year	1,133	705	372
Equity shareholders
- Continuing operations	1,133	705	372
- Discontinued operations	0	0	0
Non-controlling interests
- Continuing operations	0	0	0
Comprehensive income (loss)	1,251	717	320
Comprehensive (income) loss attributable to non-controlling interests	0	0	0
Repayment of borrowings	(2,050)	0	(80)
Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Condensed Income Statement [Line Items]
Revenue from product sales	4,427	3,525	3,336
Cost of sales	(2,699)	(2,625)	(2,582)
(Loss) gain on non-hedge derivatives and other commodity contracts	(14)	5	(2)
Gross profit	1,714	905	752
Corporate administration, marketing and other income (expenses)	(8)	(17)	(13)
Exploration and evaluation costs	(124)	(112)	(98)
Impairment, derecognition of assets and profit (loss) on disposal	(1)	(6)	(9)
Other income (expenses)	(40)	135	(70)
Operating profit	1,541	905	562
Interest income	17	5	4
Dividend received	(7)		0
Foreign exchange and other gains (losses)	2	(8)	(3)
Finance costs and unwinding of obligations	(63)	(56)	(45)
Share of associates and joint ventures’ profit (loss)	444	154	108
Equity gain (loss) in subsidiaries	0	0	0
Loss before taxation	1,934	1,000	626
Taxation	(551)	(282)	(235)
Profit (loss) after taxation from continuing operations	1,383	718	391
Discontinued operations
Profit (loss) from discontinued operations	5	(95)	(84)
Profit (loss) after discontinued operations			307
Profit (loss) for the year	1,388	623	307
Equity shareholders
- Continuing operations	1,365	713	374
- Discontinued operations	5	(95)	(84)
Non-controlling interests
- Continuing operations	18	5	17
Comprehensive income (loss)	1,427	618	301
Comprehensive (income) loss attributable to non-controlling interests	(18)	(5)	(17)
Repayment of borrowings	(114)	(41)	(317)
Aggregate continuing and discontinued operations
Condensed Income Statement [Line Items]
Cost of sales	(2,986)	(3,105)	(3,173)
Gross profit	1,792	983	772
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	1,077	2	(8)
Aggregate continuing and discontinued operations | Consolidation adjustments
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	(2,660)	(1,330)	(604)
Aggregate continuing and discontinued operations | AngloGold Ashanti (the “Guarantor”)
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	1,077	2	(8)
Aggregate continuing and discontinued operations | IOMco (the “Issuer”)
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	1,251	717	320
Aggregate continuing and discontinued operations | Other subsidiaries (the “Non-Guarantor Subsidiaries”)
Non-controlling interests
Comprehensive income (loss) attributable to AngloGold Ashanti	$ 1,409	$ 613	$ 284